Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 331,946	$ 5,019
Due from subsidiaries		649,611
Redemption receivable, net		8,222,754
Prepayments, deposits and other receivables, net		68,789
Deferred offering cost			671,321
Total current assets		9,273,100	676,340
Non-current assets:
Investment in a subsidiary	[1]
Plant and equipment		8,076
Operating lease right-of-use assets		217,185
Total non-current assets		225,261
Total assets		9,498,361	676,340
Current liabilities:
Amount due to a subsidiary		806,594	176,237
Other payables and accruals		211,475
Operating lease liabilities		147,752
Total current liabilities		1,165,821	176,237
Non-current liabilities:
Operating lease liabilities		101,677
Total non-current liabilities		101,677
Total liabilities		1,267,498	176,237
Shareholders’ equity:
Ordinary shares, $0.03 (equivalent to HK$0.25) par value, 4,000,000,000 shares authorized, 20,000,000 and 22,690,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively		727,244	641,026
Additional paid-in capital		8,295,213
Accumulated deficit		(791,594)	(140,923)
Total shareholders’ equity		8,230,863	500,103
Total liabilities and shareholders’ equity		$ 9,498,361	$ 676,340

[1]	Amount less than $1.